Related Party Transactions (Details Narrative) - USD ($)			12 Months Ended
	May 07, 2020	Sep. 13, 2017	May 31, 2021	May 31, 2020	May 12, 2020
Proceeds from sale of private units			$ 500,000	$ 87,700
William H. Herrmann [Member] | Restricted Stock [Member]
Sale of stock, price per share	$ 8.72
Number of shares issued restricted shares	2,867
Number of shares issued restricted shares, value	$ 25,000
Kaplan Promissory Note [Member]
Debt instrument, face amount					$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Debt instrument, face amount				$ 64,728	$ 90,000
Equity method investment, ownership percentage			10.00%		5.00%
I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares agreed to be purchased under commitment			3,281
Private Placement [Member]
Number of shares purchased		875	31,812
Sale of stock, price per share			$ 80.00
Proceeds from sale of private units			$ 2,545,000
Private Placement [Member] | I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares purchased		7,000
Sale of stock, price per share		$ 80.00